Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Detail)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Aegon United Kingdom [member]
Demographic actuarial assumptions
Mortality		UK mortality table	[1]	UK mortality table	[2]
Financial actuarial assumptions
Discount rate		5.58%		4.79%
Price inflation		3.19%		3.10%
Aegon Employees Netherlands B.V. [member]
Demographic actuarial assumptions
Mortality		Life Table 2024		AEGON 2023	[3]
Financial actuarial assumptions
Discount rate		3.51%		3.42%
Price inflation		1.99%		2.36%
United States [member]
Demographic actuarial assumptions
Mortality		US mortality table	[4]	US mortality table	[5]
Financial actuarial assumptions
Salary increase rate		4.00%		4.00%
Health care trend rate		6.90%		6.80%
United States [member] | Top of range [member]
Financial actuarial assumptions
Discount rate	[6]	5.59%		5.00%
United States [member] | Bottom of range [member]
Financial actuarial assumptions
Discount rate	[6]	5.51%		4.93%

[1]	Club Vita tables based on analysis of Scheme membership CMI 2024 1.5%/1.25% p.a. (males/females)
[2]	Club Vita tables based on analysis of Scheme membership CMI 2023 1.5%/1.25% p.a. (males/females)
[3]	During 2023 the mortality table is adjusted, based on experience adjustments.
[4]	2024 assumption -PRI-2012 Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale MP-2021.
[5]	2023 assumption -PRI-2012 Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale MP-2021.
[6]	Aegon USA has separate discount rates in 2024 - 5.59/ for all pension plans and 5.51% for post-retirement welfare plan for 2024.